Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 20,952	$ 108	$ 62,856	$ 324